Basis of Presentation (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013
Accounting Policies [Abstract]
Recognized upfront license fees	$ 600,000	$ 600,000